Interests in Unconsolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Unconsolidated Structured Entities and Nature of Risks

Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	1,426,620	￦	3,779,377	￦	2,619,445	￦	7,825,442
Assets recognized in statement of financial position
Other financial assets	￦	21,800	￦	52,666	￦	—	￦	74,466
Joint ventures and associates		10,168		164,030		—		174,198

Total	￦	31,968	￦	216,696	￦	—	￦	248,664

Maximum loss exposure[1]
Investment assets	￦	31,968	￦	216,696	￦	—	￦	248,664

Total	￦	31,968	￦	216,696	￦	—	￦	248,664

1

It includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.

(In millions of Korean won)	December 31, 2018
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	1,429,910	￦	3,701,718	￦	2,751,208	￦	7,882,836
Assets recognized in statement of financial position
Other financial assets	￦	24,421	￦	94,075	￦	—	￦	118,496
Joint ventures and associates		7,293		166,159		—		173,452

Total	￦	31,714	￦	260,234	￦	—	￦	291,948

Maximum loss exposure[1]
Investment assets	￦	31,714	￦	260,234	￦	—	￦	291,948

Total	￦	31,714	￦	260,234	￦	—	￦	291,948

1

It includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.